Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

April 30, 2019

AFEL-QTLY-0619
1.800325.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Automobiles - 0.1%
Automobile Manufacturers - 0.1%
Tesla, Inc. (a)	1,700	$405,773
Communications Equipment - 0.3%
Communications Equipment - 0.3%
NETGEAR, Inc. (a)	27,600	856,428
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Sensata Technologies, Inc. PLC (a)	19,900	993,806
Electronic Equipment & Components - 6.2%
Electronic Components - 0.0%
AVX Corp.	8,600	140,266
Electronic Manufacturing Services - 6.0%
Celestica, Inc. (a)	89,100	635,283
Flextronics International Ltd. (a)	546,800	6,036,672
Jabil, Inc.	234,376	7,080,499
TTM Technologies, Inc. (a)	281,700	3,729,708
		17,482,162
Technology Distributors - 0.2%
Avnet, Inc.	11,700	568,737

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		18,191,165

Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,105	1,324,851
IT Services - 0.0%
IT Consulting & Other Services - 0.0%
Amdocs Ltd.	2,100	115,668
Semiconductors & Semiconductor Equipment - 88.2%
Semiconductor Equipment - 14.6%
Advanced Energy Industries, Inc. (a)	58,800	3,396,288
Applied Materials, Inc.	374,300	16,495,401
KLA-Tencor Corp.	54,800	6,985,904
Lam Research Corp.	64,511	13,381,517
MKS Instruments, Inc.	29,350	2,671,144
		42,930,254
Semiconductors - 73.6%
Advanced Micro Devices, Inc. (a)	17,600	486,288
Alpha & Omega Semiconductor Ltd. (a)	105,400	1,306,960
Ambarella, Inc. (a)	9,300	466,116
Analog Devices, Inc.	103,670	12,050,601
Aquantia Corp. (a)	55,300	525,903
Broadcom, Inc.	85,500	27,223,199
Cypress Semiconductor Corp.	119,500	2,053,010
Dialog Semiconductor PLC (a)	700	27,087
Inphi Corp. (a)	57,338	2,618,053
Intel Corp.	478,025	24,398,396
MACOM Technology Solutions Holdings, Inc. (a)(b)	122,700	1,704,303
Marvell Technology Group Ltd.	763,467	19,101,944
Maxim Integrated Products, Inc.	39,500	2,370,000
MaxLinear, Inc. Class A (a)	749	20,156
MediaTek, Inc.	28,000	267,750
Mellanox Technologies Ltd. (a)	23,200	2,790,960
Microchip Technology, Inc. (b)	102,500	10,238,725
Micron Technology, Inc. (a)	338,912	14,254,639
Nordic VLSI ASA (a)	9,393	44,638
NVIDIA Corp.	122,523	22,176,663
NXP Semiconductors NV	130,320	13,764,398
O2Micro International Ltd. sponsored ADR (a)	16,100	23,506
ON Semiconductor Corp. (a)	445,800	10,280,148
Qorvo, Inc. (a)	54,546	4,124,223
Qualcomm, Inc.	305,826	26,340,793
Renesas Electronics Corp. (a)(c)	851,400	4,532,342
Sanken Electric Co. Ltd. (c)	44,800	959,181
Skyworks Solutions, Inc.	53,400	4,708,812
SMART Global Holdings, Inc. (a)	46,800	1,017,432
Synaptics, Inc. (a)	54,400	2,049,248
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,600	858,872
Tower Semiconductor Ltd. (a)	32,200	578,634
United Microelectronics Corp. sponsored ADR	228,600	496,062
Xilinx, Inc.	19,900	2,390,786
		216,249,828

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		259,180,082

Software - 0.5%
Application Software - 0.4%
Citrix Systems, Inc.	5,900	595,664
Cloudera, Inc. (a)	42,100	468,573
		1,064,237
Systems Software - 0.1%
CommVault Systems, Inc. (a)	8,100	426,060

TOTAL SOFTWARE		1,490,297

Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Catcher Technology Co. Ltd.	35,000	276,924
Western Digital Corp.	43,500	2,223,720
		2,500,644
TOTAL COMMON STOCKS
(Cost $218,882,359)		285,058,714

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 2.49% (d)	14,299,368	14,302,228
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	10,362,120	10,363,156
TOTAL MONEY MARKET FUNDS
(Cost $24,665,384)		24,665,384
TOTAL INVESTMENT IN SECURITIES - 105.4%
(Cost $243,547,743)		309,724,098
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(15,805,826)
NET ASSETS - 100%		$293,918,272

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,943
Fidelity Securities Lending Cash Central Fund	25,051
Total	$114,994

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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